Note 11 - Financial Instruments designated at fair value through profit or loss (Details) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Financial Assets At Fair Value Through Profit Or Loss
Total Equity instruments at fair value	€ 0	€ 1,888
Unit-linked products Assets	0	1,621
Other Securities	0	266
Debt Securities, at fair value	1,327	174
Loans And Advances To Customers At Fair Value	0	648
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	1,487	2,709
Financial Liabilities At Fair Value Through Profit Or Loss
Deposits at fair value through profit or loss	997	0
Debt securities at fair value through profit or loss	2,494	0
Total other financial liabilities	2,730	2,222
Unit-linked products Liabilities	2,730	2,222
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	€ 6,221	€ 2,222